MassMutual
                                                             Corporate Investors


                                                                  Report for the
                                            Nine Months Ended September 30, 2008














                                                                          [LOGO]

ADVISER
Babson Capital Management LLC
1500 Main Street, P.O. 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

INTERNET WEBSITE
www.babsoncapital.com/mci

           MassMutual Corporate Investors
           c/o Babson Capital Management LLC
[LOGO]     1500 Main Street, Suite 600
           Springfield, Massachusetts 01115
           (413) 226-1516

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust") is a closed end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

FORM N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http://www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http://www.babsoncapital.com/mci; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust's website: http://www.babsoncapital.com/mci; and (2) on the SEC's website at http://www.sec.gov.

                                                                             MCI
                                                                          Listed
                                                                            NYSE

                                                  MassMutual Corporate Investors

TO OUR SHAREHOLDERS

October 31, 2008

We are pleased to present the September 30, 2008 Quarterly Report of MassMutual Corporate Investors (the "Trust").

The Board of Trustees declared a quarterly dividend of 54 cents per share, payable on November 14, 2008 to shareholders of record on October 31, 2008. The Trust had previously paid a 54 cent per share dividend for the preceding quarter.

During the quarter ended September 30, 2008, net assets of the Trust decreased to $236,877,544 or $25.48 per share compared to $246,924,644 or $26.57 per share on June 30, 2008, which translates into a -2.12% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Longer term, the Trust returned -1.61%, 13.90%, 11.96%, and 14.40% for the 1-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends. The Trust earned 70 cents per share of net investment income for the quarter, of which 11 cents per share was from nonrecurring items. The Trust earned 49 cents per share in the previous quarter.

The mezzanine and private equity markets in which the Trust participates were very active during most of the third quarter. Deal flow was very strong as evidenced by the number of new investments the Trust made during the quarter. The leverage and pricing of these new investments was favorable from the Trust's perspective. Leverage levels continued their downward trend while pricing on mezzanine and private equity investments continued to increase throughout the quarter. As the quarter ended however, the turmoil in the financial markets began to impact middle market buyout activity. Senior debt financing became significantly more expensive and increasingly scarce as a number of senior debt providers withdrew from the market. This has resulted in a slowdown in new deal activity which is likely to continue throughout the rest of 2008.

During the quarter, the Trust made private placement investments in eleven new issuers, totaling approximately $23.4 million. The eleven new issuers were All Current Holding Company, C D N T, Inc., Crane Rental Corporation, Hospitality Mints Holding Company, K P I Holdings, Inc., M V I Holding, Inc., MedSystems Holdings LLC, MEGTEC Holdings, Inc., Milwaukee Gear Company, Synteract Holdings Corporation and Xaloy Superior Holdings, Inc. The weighted average coupon of these investments was 12.97%. (A brief description of these investments can be found in the Consolidated Schedule of Investments.)

U.S. equity markets, as approximated by the Russell 2000 Index, decreased 1.11% for the quarter. U.S. fixed income markets, as approximated by the Lehman Brothers U.S. Corporate High Yield Index decreased 8.89% for the quarter.

During the quarter ended September 30, 2008, the market price of the Trust decreased 11.3% from $28.18 per share to $25.00 per share. The Trust's market price of $25.00 per share equated to a 1.9% discount to the September 30, 2008 net asset value per share. The Trust's average quarter-end premium for the 3-, 5- and 10-year periods was 13.0%, 11.1% and 6.2%, respectively.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Clifford M. Noreen
Clifford M. Noreen
President

--------------------------------------------------------------------------------
                      PORTFOLIO COMPOSITION AS OF 9/30/08 *

                            [PIE CHART APPEARS HERE]

Private / 144A High Yield Debt           Public High Yield Debt
60.2%                                    22.4%

Private / Restricted Equity              Public Equity
13.6%                                    1.6%

Cash & Short Term Investments
2.2%
--------------------------------------------------------------------------------
* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be "forward looking" statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management's current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust's trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust's current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

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                                                                               1

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008
(UNAUDITED)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
  (Cost - $208,764,088)                                           $ 192,851,398
Corporate public securities at market value
  (Cost - $74,957,907)                                               62,681,090
Short-term securities at amortized cost                               5,305,565
                                                                  -------------
                                                                    260,838,053
Cash                                                                    547,196
Interest and dividends receivable                                     6,409,547
Receivable for investments sold                                         987,898
Other assets                                                              6,455
                                                                  -------------
  TOTAL ASSETS                                                      268,789,149
                                                                  -------------

LIABILITIES:
Payable for investments purchased                                       808,362
Investment advisory fee payable                                         740,242
Note payable                                                         30,000,000
Interest payable                                                        202,105
Accrued expenses                                                        160,896
                                                                  -------------
  TOTAL LIABILITIES                                                  31,911,605
                                                                  -------------
  TOTAL NET ASSETS                                                $ 236,877,544
                                                                  =============

NET ASSETS:
Common shares, par value $1.00 per share; an unlimited
  number authorized                                               $   9,294,784
Additional paid-in capital                                          112,380,831
Retained net realized gain on investments, prior years              127,537,449
Undistributed net investment income                                   7,997,073
Accumulated net realized gain on investments                          7,856,914
Net unrealized depreciation of investments                          (28,189,507)
                                                                  -------------
  TOTAL NET ASSETS                                                $ 236,877,544
                                                                  =============
COMMON SHARES ISSUED AND OUTSTANDING                                  9,294,784
                                                                  =============
NET ASSET VALUE PER SHARE                                         $       25.48
                                                                  =============


See Notes to Consolidated Financial Statements
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2

CONSOLIDATED STATEMENT OF OPERATIONS              MassMutual Corporate Investors
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)


INVESTMENT INCOME:
Interest                                                          $  18,843,726
Dividends                                                             1,282,782
Other                                                                    86,827
                                                                  -------------
  TOTAL INVESTMENT INCOME                                            20,213,335
                                                                  -------------

EXPENSES:
Investment advisory fees                                              2,293,183
Interest                                                              1,203,574
Trustees' fees and expenses                                             163,800
Professional fees                                                       123,900
Reports to shareholders                                                 102,500
Custodian fees                                                           23,000
Transfer agent/registrar's expenses                                      22,500
Other                                                                    21,874
                                                                  -------------
  TOTAL EXPENSES                                                      3,954,331
                                                                  -------------
INVESTMENT INCOME - NET                                              16,259,004
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments before taxes                         7,215,734
Income tax expense                                                     (230,858)
                                                                  -------------
Net realized gain on investments                                      6,984,876
Net change in unrealized appreciation of investments                (29,126,088)
                                                                  -------------
  NET LOSS ON INVESTMENTS                                           (22,141,212)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (5,882,208)
                                                                  =============


See Notes to Consolidated Financial Statements
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                                                                               3

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2008
(UNAUDITED)


NET DECREASE IN CASH:
Cash flows from operating activities:
  Purchases/Proceeds/Maturities from short-term portfolio
    securities, net                                               $  14,715,487
  Purchase of portfolio securities                                  (74,751,046)
  Proceeds from disposition of portfolio securities                  63,494,525
  Interest, dividends, and other received                            19,146,163
  Interest expense paid                                              (1,213,026)
  Operating expenses paid                                            (2,791,147)
  Income taxes paid                                                  (1,358,459)
                                                                  -------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                       17,242,497
                                                                  -------------

Cash flows from financing activities:
  Cash dividends paid from net investment income                    (18,987,640)
  Receipts for shares issued on reinvestment of dividends             1,623,880
                                                                  -------------
     NET CASH USED FOR FINANCING ACTIVITIES                         (17,363,760)
                                                                  -------------

NET DECREASE IN CASH                                                   (121,263)
Cash - beginning of year                                                668,459
                                                                  -------------
CASH - END OF PERIOD                                              $     547,196
                                                                  =============


RECONCILIATION OF NET DECREASE IN NET ASSETS TO NET CASH
PROVIDED BY OPERATING ACTIVITIES:

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (5,882,208)
                                                                  -------------

  Decrease in investments                                            23,313,180
  Increase in interest and dividends receivable                        (354,372)
  Decrease in receivable for investments sold                           547,887
  Increase in other assets                                               (6,455)
  Increase in payable for investments purchased                         808,362
  Decrease in investment advisory fee payable                           (44,642)
  Decrease in interest payable                                           (9,452)
  Increase in accrued expenses                                            5,028
  Decrease in accrued taxes payable                                  (1,133,101)
  Decrease in other payables                                             (1,730)
                                                                  -------------
     TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                 23,124,705
                                                                  -------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                    $  17,242,497
                                                                  =============


See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS                           MassMutual Corporate Investors
OF CHANGES IN NET ASSETS


                                                                            For the nine
                                                                            months ended        For the
                                                                              09/30/08         year ended
                                                                            (Unaudited)         12/31/07
                                                                           -------------     -------------
DECREASE IN NET ASSETS:

Operations:
  Investment income - net                                                  $  16,259,004     $  23,586,915
  Net realized gain on investments                                             6,984,876         1,411,465
  Net change in unrealized appreciation of investments                       (29,126,088)       (4,596,952)
                                                                           -------------     -------------
  Net (decrease) increase in net assets resulting from operations             (5,882,208)       20,401,428

Increase from common shares issued on reinvestment of dividends
  Common shares issued (2008 - 57,165; 2007 - 87,700)                          1,623,880         2,751,359

Dividends to shareholders from:
  Net investment income (2008 - $1.08 per share; 2007 - $2.57 per share)     (10,027,150)      (23,679,411)
                                                                           -------------     -------------

     TOTAL DECREASE IN NET ASSETS                                            (14,285,478)         (526,624)

NET ASSETS, BEGINNING OF YEAR                                                251,163,022       251,689,646
                                                                           -------------     -------------

NET ASSETS, END OF PERIOD/YEAR (including undistributed net investment
   income of $7,997,073 and $1,765,219, respectively)                      $ 236,877,544     $ 251,163,022
                                                                           =============     =============






See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                             For the
                                           nine months
                                              ended                        For the years ended December 31,
                                            09/30/2008    -----------------------------------------------------------------
                                           (Unaudited)       2007          2006          2005          2004          2003
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value:
  Beginning of year                         $   27.19     $   27.51     $   26.06     $   24.34     $   21.84     $   19.40
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net investment income (a)                        1.75          2.56          2.27          2.03          2.00          1.44

Net realized and unrealized
  gain (loss) on investments                    (2.39)        (0.35)         1.62          1.96(b)       2.64          2.83
                                            ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                (0.64)         2.21          3.89          3.99          4.64          4.27
                                            ---------     ---------     ---------     ---------     ---------     ---------
Dividends from net investment
  income to common shareholders                 (1.08)        (2.57)        (2.47)        (2.11)        (2.16)        (1.84)
Dividends from net realized gain
  on investments to common shareholders            --            --         (0.01)        (0.18)           --            --
Increase from dividends reinvested               0.01          0.04          0.04          0.02          0.02          0.01
                                            ---------     ---------     ---------     ---------     ---------     ---------
Total dividends                                 (1.07)        (2.53)        (2.44)        (2.27)        (2.14)        (1.83)
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value: End of period/year         $   25.48     $   27.19     $   27.51     $   26.06     $   24.34     $   21.84
                                            ---------     ---------     ---------     ---------     ---------     ---------
Per share market value:
  End of period/year                        $   25.00     $   30.20     $   34.89     $   30.05     $   28.50     $   22.90
                                            =========     =========     =========     =========     =========     =========
Total investment return:
  Net asset value (c)                          (2.42%)        8.58%        18.09%        20.04%        22.76%        22.61%
  Market value                                (15.55%)       (8.78%)       29.04%        16.95%        36.10%        27.53%

Net assets (in millions):
  End of period/year                        $  236.88     $  251.16     $  251.69     $  236.28     $  218.51     $  193.79
Ratio of operating expenses
  to average net assets                         1.49%(d)      1.55%         1.43%         1.78%         1.93%         2.04%
Ratio of interest expense
  to average net assets                         0.65%(d)      0.59%         0.60%         0.73%         0.77%         0.82%
Ratio of income tax expense
  to average net assets (e)                     0.13%(d)      0.35%         2.46%         2.84%         0.69%            --
Ratio of total expenses before custodian fee
  reduction to average net assets (e)           2.27%(d)      2.49%         4.53%         5.36%         3.39%         2.86%
Ratio of net expenses after custodian fee
  reduction to average net assets (e)           2.27%(d)      2.49%         4.49%         5.35%         3.39%         2.86%
Ratio of net investment income
  to average net assets                         5.29%(d)      9.17%         8.19%         7.98%         8.68%         6.95%
Portfolio turnover                                25%           44%           35%           35%           53%           56%


(a)  Calculated using average shares.
(b)  Amount includes $0.19 per share in litigation proceeds.
(c)  Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(d)  Annualized.
(e)  As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to the shareholders.

Senior borrowings:
  Total principal amount (in millions)      $      30     $      30     $      20     $      20     $      29     $      20
  Asset coverage per $1,000 of indebtedness $   8,896     $   9,372     $  13,584     $  12,814     $   8,535     $  10,689


See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MassMutual Corporate Investors
September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 81.41%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS -77.14%

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  2,368,473         11/21/07     $  2,321,004     $  2,225,316
Limited Partnership Interest (B)                                  14.99% int.         11/21/07          224,795          213,560
                                                                                                   ------------     ------------
                                                                                                      2,545,799        2,438,876
                                                                                                   ------------     ------------
A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in Texas, Florida and Arizona.
12% Senior Subordinated Note due 2012                            $  2,125,000         04/08/04        2,125,000        2,125,000
Warrant, exercisable until 2012, to purchase
  preferred stock at $.01 per share (B)                               13 shs.         11/16/07             --             17,649
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               2,323 shs.         04/08/04             --            599,438
                                                                                                   ------------     ------------
                                                                                                      2,125,000        2,742,087
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                          $    735,000         05/15/08          720,300          713,227
13% Senior Subordinated Note due 2015                            $    735,000         05/15/08          659,902          706,275
Common Stock (B)                                                 105,000 shs.         05/15/08          105,000           99,750
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              36,923 shs.         05/15/08           62,395              369
                                                                                                   ------------     ------------
                                                                                                      1,547,597        1,519,621
                                                                                                   ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintence services to industrial companies.
15% Senior Subordinated Note due 2013                            $  2,071,400         12/27/07        2,030,090        2,012,267
Preferred Stock (B)                                                1,031 shs.         12/27/07          510,000          484,499
                                                                                                   ------------     ------------
                                                                                                      2,540,090        2,496,766
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $  1,627,500         03/09/07        1,603,088        1,579,009
14% Senior Subordinated Note due 2015                            $  1,260,000         03/09/07        1,137,524        1,213,915
Common Stock (B)                                                 262,500 shs.         03/09/07          262,500          326,898
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              66,116 shs.         03/09/07          111,527           82,336
                                                                                                   ------------     ------------
                                                                                                      3,114,639        3,202,158
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               7

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $  1,140,317         09/26/08     $  1,035,420     $  1,103,536
Common Stock (B)                                                   1,347 shs.         09/26/08          134,683          127,965
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 957 shs.         09/26/08           87,993               10
                                                                                                   ------------     ------------
                                                                                                      1,258,096        1,231,511
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  3,187,495                *        3,033,665        3,135,734
Preferred Class A Unit (B)                                         3,223 uts.               **          322,300          161,150
Preferred Class B Unit (B)                                         1,526 uts.         06/09/08          152,626          152,626
Common Class B Unit (B)                                           30,420 uts.         01/22/04                1             --
Common Class D Unit (B)                                            6,980 uts.         09/12/06                1             --
                                                                                                   ------------     ------------
                                                                                                      3,508,593        3,449,510
                                                                                                   ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $  1,627,660         05/18/05        1,556,788        1,507,943
Common Stock (B)                                                     497 shs.         05/18/05          497,340           45,733
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 130 shs.         05/18/05          112,128           11,989
                                                                                                   ------------     ------------
                                                                                                      2,166,256        1,565,665
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  2,281,593         06/30/06        2,160,796        2,231,897
Preferred Stock Class A (B)                                          879 shs.         06/30/06          268,121          182,490
Common Stock (B)                                                        1 sh.         06/30/06              286             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 309 shs.         06/30/06           92,102           64,136
                                                                                                   ------------     ------------
                                                                                                      2,521,305        2,478,523
                                                                                                   ------------     ------------
C D N T, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    750,872         08/07/08          735,855          733,949
12.5% Senior Subordinated Note due 2015                          $    750,872         08/07/08          678,919          726,599
Common Stock (B)                                                  73,256 shs.         08/07/08           73,256           69,593
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              57,600 shs.         08/07/08           57,689              576
                                                                                                   ------------     ------------
                                                                                                      1,545,719        1,530,717
                                                                                                   ------------     ------------
*  01/22/04 and 06/09/08.
** 01/22/04 and 09/12/06.
--------------------------------------------------------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) MassMutual Corporate Investors September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
Preferred Membership Interests (B)                                 1,881 uts.         04/29/00     $      8,395     $       --
Common Membership Interests (B)                                   24,318 uts.         04/29/00          108,983             --
                                                                                                   ------------     ------------
                                                                                                        117,378             --
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                     109 shs.                *              503          558,932
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
8.75% Senior Secured Term Note due 2010                          $    247,283         04/30/03          247,283          247,283
11.5% Senior Subordinated Note due 2011                          $    424,818         04/30/03          406,701          424,818
Common Stock (B)                                                 126,812 shs.         04/30/03          126,812          234,919
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              87,672 shs.         04/30/03           40,804          162,412
                                                                                                   ------------     ------------
                                                                                                        821,600        1,069,432
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  2,393,954         01/12/07        2,233,202        2,004,107
Limited Liability Company Unit Class A (B)                       156,046 uts.         01/12/07          156,046           13,949
Limited Liability Company Unit Class C (B)                       112,873 uts.         01/12/07          112,873           10,090
                                                                                                   ------------     ------------
                                                                                                      2,502,121        2,028,146
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                    17,152 shs.         07/05/07          700,392        1,400,785
Preferred Stock Series C (B)                                       8,986 shs.         07/05/07          300,168          459,297
Common Stock (B)                                                     718 shs.         07/05/07                7                7
Limited Partnership Interest (B)                                   7.74% int.               **          189,586             --
                                                                                                   ------------     ------------
                                                                                                      1,190,153        1,860,089
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  2,550,000         08/04/05        2,447,364        2,447,551
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 20 shs.         08/04/05          137,166          102,013
                                                                                                   ------------     ------------
                                                                                                      2,584,530        2,549,564
                                                                                                   ------------     ------------
*  12/30/97 and 05/29/99.
** 08/12/04 and 01/14/05.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  2,295,000         08/21/08     $  2,055,832     $  2,230,808
Common Stock (B)                                                 255,000 shs.         08/21/08          255,000          242,250
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             136,070 shs.         08/21/08          194,826            1,361
                                                                                                   ------------     ------------
                                                                                                      2,505,658        2,474,419
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $  1,847,826         10/30/06        1,741,322        1,847,826
Limited Partnership Interest (B)                                   1.82% int.         10/30/06          702,174        1,331,400
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               50 shs.         10/30/06           49,830           59,028
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  34 shs.         10/30/06           34,000          134,089
                                                                                                   ------------     ------------
                                                                                                      2,527,326        3,372,343
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               27.20% int.         08/27/98          734,090             --
Preferred Stock (B)                                                3,278 shs.         12/14/01        2,784,133        1,266,653
Warrants, exercisable until 2011, to purchase common
  stock of DHI Holdings, Inc. at $.01 per share (B)               13,352 shs.                *          403,427             --
                                                                                                   ------------     ------------
                                                                                                      3,921,650        1,266,653
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    540,000         11/01/06          531,900          509,683
13% Senior Subordinated Note due 2014                            $    855,000         11/01/06          771,831          792,697
Common Stock (B)                                                 180,000 shs.         11/01/06          180,000          158,669
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              56,514 shs.         11/01/06           78,160           49,817
                                                                                                   ------------     ------------
                                                                                                      1,561,891        1,510,866
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   6,906 shs.               **          690,600        1,123,327
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               2,034 shs.         10/30/03          186,469          330,783
                                                                                                   ------------     ------------
                                                                                                        877,069        1,454,110
                                                                                                   ------------     ------------
*  10/24/96 and 08/28/98.
** 10/30/03 and 01/02/04.
--------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) MassMutual Corporate Investors September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  2,241,522         01/08/08     $  2,202,437     $  2,111,798
Common Stock (B)                                                     660 shs.         01/08/08          329,990          313,500
                                                                                                   ------------     ------------
                                                                                                      2,532,427        2,425,298
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  22 shs.         06/28/04           77,208          198,794
                                                                                                   ------------     ------------
ELECTRA BICYCLE COMPANY LLC
A designer and marketer of branded leisure bicycles.
15.5% Senior Secured Term Note A due 2009                        $     63,765         04/12/07           62,490           63,765
10.5% Senior Secured Term Note B due 2012                        $    631,275         04/12/07          622,283          631,275
12% Senior Secured Term Note C due 2012                          $    510,121         04/12/07          474,967          520,323
Limited Liability Company Unit Series F                           64,597 uts.         04/12/07           64,597          157,135
Limited Liability Company Unit Series G                            4,990 uts.         04/12/07            4,990           12,138
                                                                                                   ------------     ------------
                                                                                                      1,229,327        1,384,636
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.
Limited Partnership Interest (B)                                   1.32% int.         03/30/00          531,250          357,053
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                              29,117 shs.         03/30/00          255,000          224,098
                                                                                                   ------------     ------------
                                                                                                        786,250          581,151
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.
Common Stock (B)                                                  90,000 shs.         05/06/04                6        1,082,834
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014                            $  2,390,625         06/01/06        2,246,068        2,151,563
Preferred Unit (B)                                                   159 uts.         06/01/06          159,362          130,539
Common Unit Class B (B)                                            1,386 uts.         06/01/06          122,361             --
                                                                                                   ------------     ------------
                                                                                                      2,527,791        2,282,102
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013                            $    918,385         04/13/06     $    904,609     $    830,433
14% Senior Subordinated Note due 2014                            $    555,059         04/13/06          504,948          500,042
Common Stock (B)                                                 109,436 shs.         04/13/06          109,436             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              30,940 shs.         04/13/06           48,433             --
                                                                                                   ------------     ------------
                                                                                                      1,567,426        1,330,475
                                                                                                   ------------     ------------
FOWLER HOLDING, INC.
A provider of site development services to residential homebuilders and developers in the Raleigh/Durham region of North Carolina.
12% Senior Subordinated Note due 2013                            $  2,365,217         02/03/06        2,178,816        1,773,913
Common Stock (B)                                                     185 shs.         02/03/06          184,783             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 254 shs.         02/03/06          208,435             --
                                                                                                   ------------     ------------
                                                                                                      2,572,034        1,773,913
                                                                                                   ------------     ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for a wide variety of commercial vehicles.
12% Senior Subordinated Note due 2014                            $  2,337,500         01/31/06        2,198,076        1,168,750
Preferred Stock (B)                                               31,718 shs.         06/12/08           31,718             --
Common Stock (B)                                                 212,500 shs.         01/31/06          212,500             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             138,408 shs.         01/31/06          119,213             --
                                                                                                   ------------     ------------
                                                                                                      2,561,507        1,168,750
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
12% Senior Subordinated Note due 2015                            $  1,912,500         11/01/07        1,727,592        1,721,250
8% Series A Convertible Preferred Stock, convertible into
  4.25% of the fully diluted common shares (B)                   146,658 shs.         11/01/07          146,658            1,467
                                                                                                   ------------     ------------
                                                                                                      1,874,250        1,722,717
                                                                                                   ------------     ------------
GQ HOLDINGS LLC
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
15% Senior Subordinated Note due 2015                            $  2,299,077         06/27/08        2,253,095        2,182,993
Common Stock (B)                                                   7,304 shs.         06/27/08          250,923          225,832
                                                                                                   ------------     ------------
                                                                                                      2,504,018        2,408,825
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) MassMutual Corporate Investors September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                ------------         --------     ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
12% Senior Subordinated Note due 2013 (D)                        $  2,210,000         02/10/06     $  2,048,925     $       --
Preferred Stock (B)                                                   40 shs.                *           40,476             --
Common Stock (B)                                                     340 shs.         02/10/06          340,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 126 shs.         02/10/06          116,875             --
                                                                                                   ------------     ------------
                                                                                                      2,546,276             --
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       1.19% int.          7/21/94          367,440             --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  2,043,269               **        1,908,906        1,944,836
Common Stock (B)                                                      63 shs.               **           62,742           57,678
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 200 shs.               **          199,501          183,403
                                                                                                   ------------     ------------
                                                                                                      2,171,149        2,185,917
                                                                                                   ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  2,075,581         08/19/08        1,920,297        2,003,496
Common Stock (B)                                                     474 shs.         08/19/08          474,419          450,699
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 123 shs.         08/19/08          113,773                1
                                                                                                   ------------     ------------
                                                                                                      2,508,489        2,454,196
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      69 shs.         02/27/07            2,077          110,496
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  20 shs.         02/27/07              612           32,544
                                                                                                   ------------     ------------
                                                                                                          2,689          143,040
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
12% Senior Secured Note due on demand                            $     43,943         03/01/04                1             --
Common Stock (B)                                                     228 shs.         06/01/00          262,200             --
                                                                                                   ------------     ------------
                                                                                                        262,201             --
                                                                                                   ------------     ------------
*  09/18/07 and 06/27/08.
** 06/30/04 and 08/19/04.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    963,687         08/04/00     $    924,157     $    937,253
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               2.50% int.         08/03/00          886,352          411,359
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              50,870 shs.         08/04/00          115,412           82,612
                                                                                                   ------------     ------------
                                                                                                      1,925,921        1,431,224
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $  1,593,750         12/15/04        1,533,119        1,565,149
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,121 shs.         12/15/04          101,109          253,454
                                                                                                   ------------     ------------
                                                                                                      1,634,228        1,818,603
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  2,362,612         10/15/07        2,315,749        2,270,663
Common Stock (B)                                                 220,673 shs.         10/15/07          220,673          209,639
                                                                                                   ------------     ------------
                                                                                                      2,536,422        2,480,302
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
13.5% Senior Subordinated Note due 2013                          $  2,492,956         05/25/06        2,389,884        2,405,803
Common Stock (B)                                                 134,210 shs.         05/25/06          134,210          106,079
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              82,357 shs.         05/25/06           71,534           65,094
                                                                                                   ------------     ------------
                                                                                                      2,595,628        2,576,976
                                                                                                   ------------     ------------
K P I HOLDINGS, INC.
Pace Industries, a subsidiary of Leggett & Platt, is the largest player in the U.S. non-automotive, non-ferrous die casting segment.
13% Senior Subordinated Note due 2014                            $  2,106,522         07/16/08        1,968,368        2,029,437
Common Stock (B)                                                     443 shs.         07/15/08          443,478          421,306
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  96 shs.         07/16/08           96,024                1
                                                                                                   ------------     ------------
                                                                                                      2,507,870        2,450,744
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2014                            $  2,318,000         03/14/07        2,133,877        2,043,940
Common Stock (B)                                                     232 shs.         03/13/07          232,000          105,245
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                 167 shs.         03/14/07          162,260           75,758
                                                                                                   ------------     ------------
                                                                                                      2,528,137        2,224,943
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) MassMutual Corporate Investors September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Secured Note due 2015                                 $  2,208,968         12/20/07     $  2,168,944     $  2,092,070
Preferred Stock (B)                                              363,260 shs.         12/20/07          363,260          345,097
Common Stock (B)                                                 102,616 shs.         12/20/07            1,026            1,026
                                                                                                   ------------     ------------
                                                                                                      2,533,230        2,438,193
                                                                                                   ------------     ------------
M V I HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil & gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $  1,214,286         09/12/08        1,124,429        1,163,780
Common Stock (B)                                                      61 shs.         09/12/08           60,714           57,675
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  66 shs.         09/12/08           65,571                1
                                                                                                   ------------     ------------
                                                                                                      1,250,714        1,221,456
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    975,000         05/04/07          912,469          948,948
Limited Liability Company Unit (B)                                24,109 uts.                *          314,464          419,455
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               3,375 shs.         05/04/07           43,031           58,719
                                                                                                   ------------     ------------
                                                                                                      1,269,964        1,427,122
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
7.19% Senior Secured Tranche A Note due 2010 (C)                 $    368,773         09/03/04          368,773          364,458
12% Senior Secured Tranche B Note due 2011                       $    313,433         09/03/04          291,644          292,405
Limited Partnership Interest (B)                                   7.84% int.         09/03/04           58,769           33,152
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 425 shs.         09/03/04           39,473           23,954
                                                                                                   ------------     ------------
                                                                                                        758,659          713,969
                                                                                                   ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products,such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $  1,148,213         08/29/08        1,005,992        1,114,485
Preferred Units (B)                                                  126 uts.         08/29/08          125,519          119,244
Common Unit Class A (B)                                            1,268 uts.         08/29/08            1,268            1,205
Common Unit Class B (B)                                              472 uts.         08/29/08          120,064                5
                                                                                                   ------------     ------------
                                                                                                      1,252,843        1,234,939
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries, including the printing, coating, converting, pharmaceutical, electronic, chemical, wood processing, and coal mining industries.
12% Senior Subordinated Note due 2016                            $  2,161,017         09/24/08     $  1,981,274     $  2,082,307
Preferred Stock (B)                                                  107 shs.         09/24/08          103,255                1
Limited Partnership Interest (B)                                 388,983 int.         09/16/08          388,983          369,534
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/24/08           33,268             --
                                                                                                   ------------     ------------
                                                                                                      2,506,780        2,451,842
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013                            $  2,685,614                *        2,554,203        2,607,169
Common Stock (B)                                                     450 shs.                *          450,000          717,708
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 164 shs.                *          162,974          261,533
                                                                                                   ------------     ------------
                                                                                                      3,167,177        3,586,410
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  2,353,846         07/21/08        2,212,655        2,281,128
Preferred Stock (B)                                                  263 shs.         07/21/08          261,830          248,732
Common Stock (B)                                                      18 shs.         07/21/08           20,000           19,000
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  10 shs.         07/21/08           11,285             --
                                                                                                   ------------     ------------
                                                                                                      2,505,770        2,548,860
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  21.23% int.         08/04/06          106,153          231,006
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                               1,107 shs.         08/04/06          107,109          240,797
                                                                                                   ------------     ------------
                                                                                                        213,262          471,803
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014                            $  2,719,363         07/25/08        2,540,277        2,447,426
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 152 shs.         03/31/06          138,125             --
                                                                                                   ------------     ------------
                                                                                                      2,678,402        2,447,426
                                                                                                   ------------     ------------
* 08/12/05 and 09/11/06.
--------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) MassMutual Corporate Investors September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal fabricated components.
12% Senior Subordinated Note due 2014 (D)                        $  2,440,909         08/25/06     $  2,242,151     $  2,196,818
30% Series A Preferred Stock (B)                                  77,993 shs.         07/28/08           37,227           70,194
Common Stock (B)                                                        1 sh.         08/25/06                1             --
                                                                                                   ------------     ------------
                                                                                                      2,279,379        2,267,012
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    762,074         02/24/06          667,938          381,037
Limited Liability Company Unit (B)                                   825 uts.                *          825,410             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 129 shs.         02/24/06           37,188             --
                                                                                                   ------------     ------------
                                                                                                      1,530,536          381,037
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Subordinated Note due 2014 (D)                        $  1,234,551         05/28/04        1,103,763          617,276
8.75% Senior Secured Note due 2011 (D)                           $    573,028         05/28/04          573,028          544,376
Common Stock (B)                                                 674,157 shs.         05/28/04          674,157             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             203,912 shs.         05/28/04          130,789             --
                                                                                                   ------------     ------------
                                                                                                      2,481,737        1,161,652
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Subordinated Note due 2015                            $  2,125,000         08/02/07        1,888,243        2,056,452
Common Stock (B)                                                 425,000 shs.         08/02/07          425,000          444,502
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                             119,360 shs.         08/02/07          194,257          124,837
                                                                                                   ------------     ------------
                                                                                                      2,507,500        2,625,791
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $  1,530,000         02/02/07        1,408,570        1,403,169
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    2.61% int.         02/01/07        1,020,000          382,803
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  91 shs.         02/02/07           90,830           34,088
                                                                                                   ------------     ------------
                                                                                                      2,519,400        1,820,060
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                  $    812,500         01/28/02     $    812,500     $    771,875
11.5% Senior Subordinated Note due 2012                          $  1,500,000         01/28/02        1,429,978        1,125,000
Common Stock (B)                                                 312,500 shs.         01/28/02          312,500             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             243,223 shs.         01/28/02          162,045             --
                                                                                                   ------------     ------------
                                                                                                      2,717,023        1,896,875
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    521,956         01/03/06          514,126          493,680
13% Senior Subordinated Note due 2013                            $    687,241         01/03/06          625,750          634,102
Common Stock (B)                                                 322,307 shs.         01/03/06          322,307             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              75,378 shs.         01/03/06           62,824             --
                                                                                                   ------------     ------------
                                                                                                      1,525,007        1,127,782
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2008 (D)                        $  1,022,000         08/07/98        1,022,000          204,400
12% Senior Subordinated Note due 2008 (D)                        $    307,071         02/09/00          268,283           61,414
Limited Partnership Interest of Riverside VIII,
  VIII-A and VIII-B Holding Company, L.P.                         20.58% int.                *        1,555,992             --
Warrants, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              28,648 shs.               **          389,188             --
                                                                                                   ------------     ------------
                                                                                                      3,235,463          265,814
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 3,667 uts.         01/17/06          572,115        1,127,160
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 619 shs.         01/17/06          170,801          190,304
                                                                                                   ------------     ------------
                                                                                                        742,916        1,317,464
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  2,255,720         07/03/06        2,155,565        2,148,577
Preferred Unit (B)                                                   382 uts.         07/03/06          382,150          339,731
Preferred Unit (B)                                                    69 uts.         07/03/06           68,790           61,154
Common Unit Class I (B)                                              148 uts.         07/03/06             --               --
Common Unit Class L (B)                                               31 uts.         07/03/06             --               --
                                                                                                   ------------     ------------
                                                                                                      2,606,505        2,549,462
                                                                                                   ------------     ------------
*  08/07/98, 02/23/99, 12/22/99 and 02/25/03.
** 08/07/98 and 02/09/00.
--------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) MassMutual Corporate Investors September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  2,295,000         03/31/06     $  2,167,718     $  2,280,996
Preferred Stock (B)                                                   36 shs.         03/31/06          329,596          391,635
Common Stock (B)                                                      23 shs.         03/31/06           25,500           79,488
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  13 shs.         03/31/06           11,122           46,238
                                                                                                   ------------     ------------
                                                                                                      2,533,936        2,798,357
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil & gas, and medical sectors.
12% Senior Subordinated Note due 2012                            $  1,304,624         04/27/07        1,206,218        1,194,896
Limited Liability Company Unit (B)                             1,754,707 uts.         04/27/07           63,233             --
                                                                                                   ------------     ------------
                                                                                                      1,269,451        1,194,896
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  2,125,000         12/19/00        2,009,561        2,025,407
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   2.42% int.         12/21/00          265,625             --
                                                                                                   ------------     ------------
                                                                                                      2,275,186        2,025,407
                                                                                                   ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
12% Senior Subordinated Note due 2014                            $  2,040,000         10/02/06        1,904,617        1,870,320
Limited Liability Company Unit                                     1,384 uts.         10/02/06          510,000          270,485
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 344 shs.         10/02/06          124,644           67,274
                                                                                                   ------------     ------------
                                                                                                      2,539,261        2,208,079
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting, serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  2,372,093         02/11/08        2,164,512        2,264,982
Limited Partnership Interest (B)                                 177,729 int.         02/11/08          177,729          168,843
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               1,322 shs.         02/11/08          167,588               13
                                                                                                   ------------     ------------
                                                                                                      2,509,829        2,433,838
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
9.8% Redeemable Exchangeable Preferred Stock (B)                   1,004 shs.         08/12/94          100,350             --
Common Stock (B)                                                   2,600 shs.                *          126,866             --
                                                                                                   ------------     ------------
                                                                                                        227,216             --
                                                                                                   ------------     ------------
* 08/12/94 and 11/14/01.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
12% Senior Subordinated Note due 2012                            $  1,770,833         05/28/04     $  1,569,999     $  1,723,862
Common Stock                                                     354,167 shs.         05/28/04          354,166          101,955
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share                                 377,719 shs.         05/28/04          377,719          108,735
                                                                                                   ------------     ------------
                                                                                                      2,301,884        1,934,552
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major restaurant chains and their franchisees.
Limited Partnership Interest (B)                                   9.26% int.         07/09/04                1             --
                                                                                                   ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014                          $  2,267,190         12/15/06        2,090,363        2,181,108
Limited Liability Company Unit (B)                                 2,828 uts.         12/15/06          282,810          192,949
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   3 shs.         12/15/06          131,483           90,991
                                                                                                   ------------     ------------
                                                                                                      2,504,656        2,465,048
                                                                                                   ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/18/08        2,467,911        2,414,574
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   6 shs.         01/18/08           31,089             --
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,414,574
                                                                                                   ------------     ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive grinding wheels in the United States.
12% Senior Subordinated Note due 2014                            $  2,260,638         02/10/06        2,122,045        2,295,123
Common Stock (B)                                                 289,362 shs.         02/10/06          289,362          427,083
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             131,555 shs.         02/10/06          119,796          194,168
                                                                                                   ------------     ------------
                                                                                                      2,531,203        2,916,374
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $  1,062,500         11/14/03          998,519          994,187
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 140 shs.         11/14/03          122,946           51,648
                                                                                                   ------------     ------------
                                                                                                      1,121,465        1,045,835
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                           1,480 shs.         06/02/99          256,212          893,226
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) MassMutual Corporate Investors September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $  1,538,793         09/10/04     $  1,465,695     $  1,467,680
Common Stock (B)                                                     612 shs.                *          642,937          569,143
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 134 shs.         09/10/04          113,578          124,263
                                                                                                   ------------     ------------
                                                                                                      2,222,210        2,161,086
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  2,223,076               **        2,026,344        2,155,745
Limited Liability Company Unit (B)                                   619 uts.               **          638,061          671,271
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 157 shs.               **          164,769          170,055
                                                                                                   ------------     ------------
                                                                                                      2,829,174        2,997,071
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
Limited Partnership Interest of MHD Holdings LLC (B)               1.43% int.         08/29/00          684,724             --
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  2,239,024         08/01/06        2,117,002        2,135,522
Common Stock (B)                                                     311 shs.         08/01/06          310,976          421,316
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 104 shs.         08/01/06           93,293          140,317
                                                                                                   ------------     ------------
                                                                                                      2,521,271        2,697,155
                                                                                                   ------------     ------------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2016                            $  2,550,000         09/02/08        2,374,091        2,481,814
Warrant, exercisable until 2018, to purchase
  preferred stock at $.01 per share (B)                            1,280 shs.         09/02/08           12,521               13
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              12,803 shs.         09/02/08          112,693              128
                                                                                                   ------------     ------------
                                                                                                      2,499,305        2,481,955
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/14/08        2,410,946        2,412,842
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   9 shs.         01/14/08           88,054             --
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,412,842
                                                                                                   ------------     ------------
*  09/10/04 and 10/05/07.
** 08/31/07 and 03/06/08.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2015                            $  2,217,385         10/14/05     $  1,952,116     $  2,188,061
Common Stock                                                       2,203 shs.         10/14/05            2,203        1,064,504
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share                                   1,192 shs.         09/30/08          568,009          575,982
                                                                                                   ------------     ------------
                                                                                                      2,522,328        3,828,547
                                                                                                   ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
6.74% Senior Secured Tranche B Note due 2012 (C)                 $     25,967                *           25,837           25,528
7.05% Senior Secured Tranche B Note due 2012 (C)                 $  1,490,220                *        1,485,215        1,465,019
8.25% Senior Secured Tranche B Note due 2012 (C)                 $      1,443         09/30/08            1,435            1,418
12% Senior Subordinated Note due 2014                            $  1,162,110               **        1,111,798        1,132,225
Limited Partnership Interest of
  Saw Mill Capital Fund V, L.P. (B)                                3.97% int.         03/01/05          116,285          799,282
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  72 shs.         04/28/06           59,041          138,969
                                                                                                   ------------     ------------
                                                                                                      2,799,611        3,562,441
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013                          $  2,239,024         10/26/07        2,102,363        2,136,802
Series A Preferred Stock (B)                                         414 shs.         10/26/07          414,051          295,427
                                                                                                   ------------     ------------
                                                                                                      2,516,414        2,432,229
                                                                                                   ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    851,351         03/02/07          838,581          832,940
13% Senior Subordinated Note due 2014                            $    598,450         03/02/07          490,608          579,692
Common Stock (B)                                                 125,199 shs.         03/02/07          125,199          125,044
Warrant, exercisable until 2014 to purchase
  common stock at $.01 per share (B)                              34,533 shs.         03/02/07           95,873           34,490
                                                                                                   ------------     ------------
                                                                                                      1,550,261        1,572,166
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015                            $  1,773,006         10/31/07        1,655,593        1,645,741
Common Stock (B)                                                     209 shs.         10/31/07          208,589          198,161
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  94 shs.         10/31/07           87,607                1
                                                                                                   ------------     ------------
                                                                                                      1,951,789        1,843,903
                                                                                                   ------------     ------------
*  04/28/06 and 12/21/06.
** 04/28/06 and 09/13/06.
--------------------------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) MassMutual Corporate Investors September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $  1,734,000         08/31/05     $  1,673,248     $  1,676,425
Common Stock (B)                                                   1,078 shs.                *        1,078,450        1,197,840
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  86 shs.         08/31/05           77,485           95,454
                                                                                                   ------------     ------------
                                                                                                      2,829,183        2,969,719
                                                                                                   ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  2,712,000         02/05/98        2,602,697        2,712,000
Common Stock (B)                                                     630 shs.         02/04/98          630,000          869,519
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                 444 shs.         02/05/98          368,832          612,804
                                                                                                   ------------     ------------
                                                                                                      3,601,529        4,194,323
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013 (D)                        $  2,309,541               **        2,141,949        1,154,771
Common Stock (B)                                                     742 shs.               **          800,860             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 153 shs.               **          159,894             --
                                                                                                   ------------     ------------
                                                                                                      3,102,703        1,154,771
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               5,781 shs.         04/11/03           71,438          303,394
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $  1,670,389         02/08/08        1,649,473        1,612,164
Convertible Preferred Stock (B)                                      887 shs.         02/08/08          886,956          842,612
                                                                                                   ------------     ------------
                                                                                                      2,536,429        2,454,776
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012                          $  1,882,100         04/30/04        1,754,097        1,804,158
Common Stock (B)                                                     182 shs.         04/30/04          182,200          102,922
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 230 shs.         04/30/04          211,736          130,160
                                                                                                   ------------     ------------
                                                                                                      2,148,033        2,037,240
                                                                                                   ------------     ------------
* 08/31/05 and 04/30/07.
** 07/19/05 and 12/22/05.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
Series A Preferred Units (B)                                            1 ut.         12/02/96     $        937     $       --
                                                                                                   ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    802,941         05/17/07          790,897          782,296
13% Senior Subordinated Note due 2014                            $    648,530         05/17/07          587,001          623,224
Common Stock (B)                                                 123,529 shs.         05/17/07          123,529           97,937
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              35,006 shs.         05/17/07           55,055           27,754
                                                                                                   ------------     ------------
                                                                                                      1,556,482        1,531,211
                                                                                                   ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
13% Senior Subordinated Note due 2011                            $  1,887,288         09/24/04        1,783,302        1,738,934
Common Stock (B)                                                  26,456 shs.                *          264,558          248,893
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              23,787 shs.         09/24/04          186,883          223,783
                                                                                                   ------------     ------------
                                                                                                      2,234,743        2,211,610
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12.5% Senior Subordinated Note due 2012                          $  1,700,000         07/19/04        1,483,065          850,000
14.5% PIK Note due 2010                                          $    342,418         06/30/07          308,176          171,209
Limited Liability Company Unit Class A (B)                       414,375 uts.         07/19/04          414,375             --
Limited Liability Company Unit Class B (B)                       182,935 uts.         07/19/04          182,935             --
                                                                                                   ------------     ------------
                                                                                                      2,388,551        1,021,209
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  2,154,166         11/15/07        2,111,013        1,989,744
Limited Liability Company Unit Class B (B)                           423 uts.         11/15/07          422,652          380,385
Limited Liability Company Unit Class C (B)                           423 uts.         11/15/07             --                  4
                                                                                                   ------------     ------------
                                                                                                      2,533,665        2,370,133
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.40% int.         07/12/04            3,728             --
Common Stock (B)                                                   4,028 shs.         12/21/07             --               --
                                                                                                   ------------     ------------
                                                                                                          3,728             --
                                                                                                   ------------     ------------
* 09/24/04 and 12/22/06.
--------------------------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) MassMutual Corporate Investors September 30, 2008
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014                         $  1,721,250         11/30/06     $  1,612,850     $  1,603,375
Common Stock (B)                                                     191 shs.         11/30/06          191,250          119,457
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  95 shs.         11/30/06           86,493           59,638
                                                                                                   ------------     ------------
                                                                                                      1,890,593        1,782,470
                                                                                                   ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $  1,159,196         05/14/07        1,060,692        1,043,276
Limited Partnership Interest (B)                                  23.16% int.         05/14/07          115,804             --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  88 shs.         05/14/07           83,462             --
                                                                                                   ------------     ------------
                                                                                                      1,259,958        1,043,276
                                                                                                   ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15% Senior Subordinated Note due 2015                            $  2,266,667         09/08/08        2,221,333        2,192,750
Common Stock (B)                                                     283 shs.         09/08/08          283,331          269,163
                                                                                                   ------------     ------------
                                                                                                      2,504,664        2,461,913
                                                                                                   ------------     ------------



  TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                           197,411,957      182,736,023
                                                                                                   ------------     ------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

September 30, 2008
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 4.27%:

BONDS - 4.27%
American Tire Distributor (C)                      9.041%    04/01/12   $  1,000,000  $    950,000  $    840,000
Cenveo Corporation                                10.500     08/15/16        100,000       100,000        93,000
Charter Communications Op LLC                      8.000     04/30/12        800,000       767,250       716,000
Compucom Systems, Inc.                            12.500     10/01/15      1,330,000     1,287,750     1,193,675
Douglas Dynamics LLC                               7.750     01/15/12      1,010,000       955,268       828,200
G F S I, Inc. (C)                                 10.500     06/01/11        750,000       719,745       675,000
Intergen NV                                        9.000     06/30/17        750,000       743,918       750,000
Nortek, Inc.                                      10.000     12/01/13        175,000       173,175       155,750
Packaging Dynamics Corporation of America         10.000     05/01/16      1,200,000     1,195,216       780,000
Rock-Tenn Co.                                      9.250     03/15/16      1,075,000     1,116,610     1,091,125
Ryerson, Inc.                                     12.000     11/01/15         65,000        65,000        55,250
SandRidge Energy, Inc.                             8.000     06/01/18        360,000       364,458       309,600
Ticketmaster                                      10.750     08/01/16        500,000       500,000       470,000
Tunica-Biloxi Gaming Authority                     9.000     11/15/15      1,075,000     1,103,353       989,000
TXU Energy Company LLC                            10.250     11/01/15      1,250,000     1,261,914     1,128,125
Videotron, Ltd.                                    9.125     04/15/18         40,000        39,373        40,650
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           11,343,030    10,115,375
                                                                                      ------------  ------------

CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             777           716          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            716          --
                                                                                      ------------  ------------

PREFERRED STOCK - 0.00%
TherOX, Inc. (B)                                                                 103         4,131          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      4,131          --
                                                                                      ------------  ------------

COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                              1,168         4,254          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         4,254          --
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                            11,352,131    10,115,375
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $208,764,088  $192,851,398
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) MassMutual Corporate Investors September 30, 2008
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES - 26.47%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 24.55%
A M C Entertainment, Inc.                         11.000%    02/01/16   $  1,315,000  $  1,322,080  $  1,295,275
Activant Solutions, Inc.                           9.500     05/01/16        150,000       150,000       111,000
ALH Fin LLC / ALH Fin Corporation                  8.500     01/15/13        870,000       839,213       811,275
Appleton Papers, Inc.                              8.125     06/15/11        300,000       300,000       263,250
Aramark Corporation (C)                            6.301     02/01/15        200,000       200,000       175,000
Aramark Corporation                                8.500     02/01/15        500,000       502,452       470,000
Atlas Pipeline Partners                            8.125     12/15/15        200,000       200,000       184,000
Bally Total Fitness Holdings Corporation (F)      14.000     10/01/13         90,000        73,350         3,600
Basic Energy Services                              7.125     04/15/16        225,000       225,000       200,250
Berry Plastics Corporation (C)                     7.463     02/15/15        500,000       472,672       445,000
Boyd Gaming Corporation                            7.125     02/01/16      1,300,000     1,066,500       900,250
Brigham Exploration Co.                            9.625     05/01/14      1,200,000     1,167,903     1,002,000
CCH I Holdings LLC                                11.125     01/15/14        550,000       351,438       191,125
Cablevision Systems Corporation (C)                7.133     04/01/09        300,000       300,000       296,250
Cablevision Systems Corporation                    8.000     04/15/12      1,000,000     1,009,684       940,000
Cenveo Corporation                                 7.875     12/01/13      1,300,000     1,192,500     1,001,000
Chaparral Energy, Inc.                             8.875     02/01/17      1,500,000     1,491,780     1,185,000
Cincinnati Bell, Inc.                              8.375     01/15/14      1,100,000     1,007,500       957,000
Clayton Williams Energy, Inc.                      7.750     08/01/13        750,000       729,000       656,250
Community Health Systems, Inc. (C)                 8.875     07/15/15      1,200,000     1,169,415     1,140,000
Delta Petroleum Corporation                        7.000     04/01/15        750,000       661,875       521,250
Dynegy Holdings, Inc.                              7.500     06/01/15        500,000       446,548       422,500
Dynegy Holdings, Inc.                              8.375     05/01/16        330,000       330,000       287,100
Ford Motor Credit Co.                              7.375     10/28/09        875,000       872,813       703,470
Gencorp, Inc.                                      9.500     08/15/13        259,000       259,000       255,115
General Motors Acceptance Corporation              7.750     01/19/10      1,250,000     1,269,385       748,456
Goodyear Tire & Rubber Co.                         7.857     08/15/11      1,150,000     1,097,750     1,118,375
Graham Packaging Corporation                       8.500     10/15/12        280,000       268,800       259,000
Great Lakes Dredge & Dock Corporation              7.750     12/15/13      1,000,000       948,750       915,000
H C A, Inc.                                        9.250     11/15/16      1,125,000     1,148,243     1,094,063
Hawker Beechcraft Acquisition Co.                  9.750     04/01/17      1,000,000     1,008,902       895,000
Hughes Network Systems                             9.500     04/15/14      1,325,000     1,347,587     1,285,250
Inergy LP                                          8.250     03/01/16        470,000       481,517       432,400
Intelsat Bermuda Ltd.                              9.250     06/15/16      1,365,000     1,413,889     1,269,450
Interline Brands, Inc.                             8.125     06/15/14      1,300,000     1,291,107     1,287,000
Kar Holdings, Inc.                                 8.750     05/01/14         50,000        50,000        40,750
Kar Holdings, Inc.                                10.000     05/01/15        500,000       462,919       385,000

----------------------------------------------------------------------------------------------------------------
                                                                                                              27

September 30, 2008
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
L-3 Communications Holdings, Inc.                  6.125%    07/15/13   $  1,000,000  $    995,000  $    930,000
Leucadia National Corporation                      7.000     08/15/13        450,000       450,879       424,125
Liberty Media Corporation                          5.700     05/15/13      1,000,000       951,610       831,718
Majestic Star Casino LLC                           9.500     10/15/10        500,000       500,000       225,000
Manitowoc Company, Inc.                            7.125     11/01/13        200,000       200,000       186,000
Mariner Energy, Inc.                               8.000     05/15/17      1,100,000     1,097,487       929,500
Markwest Energy Operating Co.                      6.875     11/01/14        950,000       930,563       855,000
Markwest Energy Operating Co.                      8.750     04/15/18        125,000       123,979       118,750
Mediacom Broadband LLC                             8.500     10/15/15      1,250,000     1,260,570     1,031,250
N R G Energy, Inc.                                 7.375     02/01/16        175,000       175,000       157,500
Neiman Marcus Group, Inc.                         10.375     10/15/15      1,000,000     1,011,405       837,500
Newark Group, Inc.                                 9.750     03/15/14        850,000       796,863       297,500
North American Energy Partners                     8.750     12/01/11      1,165,000     1,174,132     1,071,800
O E D Corp./Diamond Jo Company Guarantee           8.750     04/15/12      1,000,000       985,960       910,000
Petrohawk Energy Corporation                       9.125     07/15/13      1,500,000     1,520,512     1,410,000
Pliant Corporation                                11.125     09/01/09        550,000       539,000       390,500
Pliant Corporation (C)                            11.850     06/15/09      1,049,329     1,056,382       902,423
Polypore, Inc.                                     8.750     05/15/12      1,460,000     1,410,050     1,343,200
Pregis Corporation                                12.375     10/15/13      1,000,000       981,490       650,000
Quality Distribution, Inc. (C)                     7.291     01/15/12        545,000       546,676       272,500
Quebecor Media, Inc.                               7.750     03/15/16      1,375,000     1,281,423     1,203,125
Range Resources Corporation                        7.250     05/01/18         50,000        50,000        47,250
RBS Global & Rexnord Corporation                  11.750     08/01/16        275,000       284,124       259,875
Rental Service Corporation                         9.500     12/01/14      1,500,000     1,488,659     1,136,250
Scholastic Corporation                             5.000     04/15/13      1,500,000     1,278,750     1,266,834
Seneca Gaming Corporation                          7.250     05/01/12        500,000       477,500       435,000
Shaw Communications, Inc.                          7.250     04/06/11        400,000       412,858       394,000
Sheridan Acquisition Corporation                  10.250     08/15/11        375,000       370,001       333,750
Stanadyne Corporation                             10.000     08/15/14      1,500,000     1,500,000     1,395,000
Steel Dynamics, Inc.                               6.750     04/01/15        700,000       695,000       602,000
Stewart & Stevenson LLC                           10.000     07/15/14      1,500,000     1,534,262     1,312,500
Stratos Global                                     9.875     02/15/13        575,000       577,904       560,625
Tekni-Plex, Inc.                                   8.750     11/15/13        650,000       654,763       497,250
Tenneco, Inc.                                      8.125     11/15/15        100,000       100,000        85,500
Tenneco, Inc.                                      8.625     11/15/14      1,000,000     1,002,185       795,000
Texas Industries, Inc.                             7.250     07/15/13         70,000        70,000        60,900
Time Warner Telecom Holdings                       9.250     02/15/14      1,000,000     1,009,324       925,000
Titan International, Inc.                          8.000     01/15/12      1,070,000     1,062,100     1,037,900

----------------------------------------------------------------------------------------------------------------
28

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) MassMutual Corporate Investors September 30, 2008
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Transdigm, Inc.                                    7.750%    07/15/14   $    500,000  $    503,614  $    470,000
Trimas Corporation                                 9.875     06/15/12      1,073,000       982,375       909,368
Tube City IMS Corporation                          9.750     02/01/15      1,500,000     1,485,859     1,335,000
United Components, Inc.                            9.375     06/15/13      1,080,000     1,080,739       896,400
United Rentals, Inc.                               7.750     11/15/13        625,000       625,000       476,563
United Rentals, Inc.                               7.000     02/15/14        500,000       500,000       350,000
Virgin Media Finance PLC                           9.125     08/15/16      1,380,000     1,414,919     1,155,750
Vought Aircraft Industries                         8.000     07/15/11      1,150,000     1,115,399     1,000,500
Warner Music Group Corporation                     7.375     04/15/14        275,000       275,000       204,186
Waste Services, Inc.                               9.500     04/15/14      1,100,000     1,119,751     1,078,000
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           66,788,639    58,144,496
                                                                                      ------------  ------------
COMMON STOCK - 1.73%
Chase Packaging Corporation (B)                                                9,541          --             773
CKX, Inc. (B)                                                                 97,500       784,875       600,600
Directed Electronics, Inc. (B)                                               368,560     1,856,534       368,560
El Paso Corporation (B)                                                       65,000       808,362       829,400
EnerNOC, Inc. (B)                                                             46,500     1,283,262       480,810
ITC^DeltaCom, Inc. (B)                                                       178,666     1,563,328       348,399
Intrepid Potash, Inc. (B)                                                        365        11,680        10,848
PepsiAmericas, Inc.                                                           52,418     1,141,349     1,086,101
Supreme Industries, Inc.                                                     118,035       267,322       360,007
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     7,716,712     4,085,498
                                                                                      ------------  ------------


CONVERTIBLE BONDS - 0.19%
Citadel Broadcasting Corporation                   4.000%    02/15/11        583,000       452,556       451,096
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  452,556       451,096
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 74,957,907  $ 62,681,090
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
                                                                                                              29

September 30, 2008
(Unaudited)

                                                  Interest     Due       Principal
SHORT-TERM SECURITIES:                           Rate/Yield*   Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------

COMMERCIAL PAPER - 2.24%
Kraft Foods, Inc.                                  6.003%    10/03/08   $  1,306,000  $  1,305,565  $  1,305,565
Wisconsin Gas Co.                                  4.000     10/01/08      4,000,000     4,000,000     4,000,000
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                         $  5,305,565  $  5,305,565
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 110.12%                             $289,027,560  $260,838,053
                                                                                      ============  ------------
  Other Assets                                      3.35                                               7,951,096
  Liabilities                                     (13.47)                                            (31,911,605)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $236,877,544
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 09/30/08.
(D) Defaulted security; interest not accrued.
(E) Illiquid securities. At September 30, 2008, the value of these securities amounted to $182,736,023 or 77.14% of net assets.
(F) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
*   Effective yield at purchase
PIK - Payment-in-kind











----------------------------------------------------------------------------------------------------------------
30

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
September 30, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 3.39%                                                      BROADCASTING & ENTERTAINMENT - 3.23%
Gencorp, Inc.                                  $      255,115          CCH I Holdings LLC                             $      191,125
Hughes Network Systems                              1,285,250          Cablevision Systems Corporation                     1,236,250
L-3 Communications Holdings, Inc.                     930,000          Charter Communications Op LLC                         716,000
P A S Holdco LLC                                    2,549,462          Citadel Broadcasting Corporation                      451,096
Transdigm, Inc.                                       470,000          CKX, Inc.                                             600,600
Visioneering, Inc.                                  1,531,211          Liberty Media Corporation                             831,718
Vought Aircraft Industries                          1,000,500          Mediacom Broadband LLC                              1,031,250
                                               --------------          Shaw Communications, Inc.                             394,000
                                                    8,021,538          Virgin Media Finance PLC                            1,155,750
                                               --------------          Workplace Media Holding Co.                         1,043,276
AUTOMOBILE - 6.54%                                                                                                    --------------
American Tire Distributor                             840,000                                                              7,651,065
Fuel Systems Holding Corporation                    1,168,750                                                         --------------
Goodyear Tire & Rubber Co.                          1,118,375          BUILDINGS & REAL ESTATE - 1.09%
Jason, Inc.                                         1,431,224          K W P I Holdings Corporation                        2,224,943
Nyloncraft, Inc.                                    1,896,875          Texas Industries, Inc.                                 60,900
Ontario Drive & Gear Ltd.                           1,317,464          TruStile Doors, Inc.                                  303,394
Qualis Automotive LLC                               1,934,552                                                         --------------
Tenneco, Inc.                                         880,500                                                              2,589,237
Titan International, Inc.                           1,037,900                                                         --------------
Transtar Holding Company                            2,969,719          CHEMICAL, PLASTICS & RUBBER - 0.24%
United Components, Inc.                               896,400          Capital Specialty Plastics, Inc.                      558,932
                                               --------------                                                         --------------
                                                   15,491,759                                                                558,932
                                               --------------                                                         --------------
BEVERAGE, DRUG & FOOD - 3.43%                                          CONSUMER PRODUCTS - 7.74%
Aramark Corporation                                   645,000          Aero Holdings, Inc.                                 3,202,158
Golden County Foods Holding, Inc.                   1,722,717          ALH Fin LLC/ALH Fin Corporation                       811,275
Hospitality Mints Holding Company                   2,454,196          Bravo Sports Holding Corporation                    2,478,523
PepsiAmericas, Inc.                                 1,086,101          G F S I, Inc.                                         675,000
Specialty Foods Group, Inc.                              --            K N B Holdings Corporation                          2,576,976
Vitality Foodservice, Inc.                          2,211,610          Kar Holdings, Inc.                                    425,750
                                               --------------          Momentum Holding Co.                                  471,803
                                                    8,119,624          R A J Manufacturing Holdings LLC                    2,465,048
                                               --------------          Royal Baths Manufacturing Company                   1,045,835
                                                                       The Tranzonic Companies                             4,194,323
                                                                       Walls Industries, Inc.                                   --
                                                                                                                      --------------
                                                                                                                          18,346,691
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  31

September 30, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
CONTAINERS, PACKAGING & GLASS - 4.99%                                  DIVERSIFIED/CONGLOMERATE, SERVICE - 7.99%
Berry Plastics Corporation                     $      445,000          A W X Holdings Corporation                     $    1,519,621
Chase Packaging Corporation                               773          Advanced Technologies Holdings                      2,496,766
Flutes, Inc.                                        1,330,475          CapeSuccess LLC                                          --
Graham Packaging Corporation                          259,000          Crane Rental Corporation                            2,474,419
Maverick Acquisition Company                          713,969          Diversco, Inc./DHI Holdings, Inc.                   1,266,653
P I I Holding Corporation                           2,798,357          Dwyer Group, Inc.                                   1,454,110
Packaging Dynamics Corporation of America             780,000          Fowler Holding, Inc.                                1,773,913
Paradigm Packaging, Inc.                            2,025,407          GQ Holdings LLC                                     2,408,825
Pliant Corporation                                  1,292,923          Insurance Claims Management, Inc.                     143,040
Pregis Corporation                                    650,000          Interline Brands, Inc.                              1,287,000
Tekni-Plex, Inc.                                      497,250          Mail Communications Group, Inc.                     1,427,122
Vitex Packaging Group, Inc.                         1,021,209          Nesco Holdings Corporation                          2,625,791
                                               --------------          Videotron, Ltd.                                        40,650
                                                   11,814,363                                                         --------------
                                               --------------                                                             18,917,910
DISTRIBUTION - 0.64%                                                                                                  --------------
Duncan Systems, Inc.                                1,510,866          ELECTRONICS - 1.01%
QualServ Corporation                                     --            Connecticut Electric, Inc.                          2,028,146
                                               --------------          Directed Electronics, Inc.                            368,560
                                                    1,510,866                                                         --------------
                                               --------------                                                              2,396,706
DIVERSIFIED/CONGLOMERATE,                                                                                             --------------
MANUFACTURING - 11.54%                                                 FARMING & AGRICULTURE - 1.00%
A H C Holding Company, Inc.                         2,438,876          Protein Genetics, Inc.                                   --
Activant Solutions, Inc.                              111,000          Waggin' Train Holdings LLC                          2,370,133
Arrow Tru-Line Holdings, Inc.                       1,565,665                                                         --------------
C D N T, Inc.                                       1,530,717                                                              2,370,133
Douglas Dynamics LLC                                  828,200                                                         --------------
Evans Consoles, Inc.                                1,082,834          FINANCIAL SERVICES - 1.17%
Great Lakes Dredge & Dock Corporation                 915,000          Ford Motor Credit Co.                                 703,470
K P I Holdings, Inc.                                2,450,744          General Motors Acceptance Corporation                 748,456
MEGTEC Holdings, Inc.                               2,451,842          Hawker Beechcraft Acquisition Co.                     895,000
Milwaukee Gear Company                              2,548,860          Highgate Capital LLC                                     --
Nortek, Inc.                                          155,750          Leucadia National Corporation                         424,125
Polypore, Inc.                                      1,343,200          Victory Ventures LLC                                     --
Postle Aluminum Company LLC                         2,208,079                                                         --------------
Radiac Abrasives, Inc.                              2,916,374                                                              2,771,051
RBS Global & Rexnord Corporation                      259,875                                                         --------------
Trimas Corporation                                    909,368          HEALTHCARE, EDUCATION & CHILDCARE - 5.57%
Truck Bodies & Equipment International              1,154,771          A T I Acquisition Company                           2,742,087
Xaloy Superior Holdings, Inc.                       2,461,913          American Hospice Management Holding LLC             3,449,510
                                               --------------          Community Health Systems, Inc.                      1,140,000
                                                   27,333,068          F H S Holdings LLC                                  2,282,102
                                               --------------          H C A, Inc.                                         1,094,063
                                                                       Synteract Holdings Corporation                      2,481,955
                                                                       Touchstone Health Partnership                            --
                                                                                                                      --------------
                                                                                                                          13,189,717
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
32

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
September 30, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
HOME & OFFICE FURNISHINGS, HOUSEWARES,                                 MACHINERY - 10.51%
AND DURABLE CONSUMER PRODUCTS - 9.12%                                  Davis-Standard LLC                             $    3,372,343
Connor Sport Court International, Inc.         $    1,860,089          E S P Holdco, Inc.                                  2,425,298
H M Holding Company                                      --            Integration Technology Systems, Inc.                     --
Home Decor Holding Company                          2,185,917          K-Tek Holdings Corporation                          2,438,193
Justrite Manufacturing Acquisition Co.              1,818,603          M V I Holding, Inc.                                 1,221,456
K H O F Holdings, Inc.                              2,480,302          Manitowoc Company, Inc.                               186,000
Monessen Holding Corporation                        2,447,426          Morton Industrial Group, Inc.                       2,267,012
Stanton Carpet Holding Co.                          2,697,155          Navis Global                                        1,161,652
Transpac Holdings Company                           1,843,903          NetShape Technologies, Inc.                         1,820,060
U M A Enterprises, Inc.                             2,454,776          Pacific Consolidated Holdings LLC                   1,194,896
U-Line Corporation                                  2,037,240          Power Services Holding Company                      2,433,838
Wellborn Forest Holding Co.                         1,782,470          R E I Delaware Holding, Inc.                        2,414,574
                                               --------------          Safety Speed Cut Manufacturing Company, Inc.          893,226
                                                   21,607,881          Stanadyne Corporation                               1,395,000
                                               --------------          Stewart & Stevenson LLC                             1,312,500
LEISURE, AMUSEMENT, ENTERTAINMENT - 3.79%                              Supreme Industries, Inc.                              360,007
A M C Entertainment, Inc.                           1,295,275                                                         --------------
Bally Total Fitness Holding Corporation                 3,600                                                             24,896,055
Boyd Gaming Corporation                               900,250                                                         --------------
Electra Bicycle Company LLC                         1,384,636          MEDICAL DEVICES/BIOTECH - 3.05%
Majestic Star Casino LLC                              225,000          Coeur, Inc.                                         1,069,432
O E D Corp/Diamond Jo Company Guarantee               910,000          E X C Acquisition Corporation                         198,794
Savage Sports Holding, Inc.                         2,161,086          ETEX Corporation                                         --
Seneca Gaming Corporation                             435,000          MedSystems Holdings LLC                             1,234,939
Ticketmaster                                          470,000          MicroGroup, Inc.                                    3,586,410
Tunica-Biloxi Gaming Authority                        989,000          OakRiver Technology, Inc.                           1,127,782
Warner Music Group Corporation                        204,186          TherOX, Inc.                                             --
                                               --------------                                                         --------------
                                                    8,978,033                                                              7,217,357
                                               --------------                                                         --------------
                                                                       MINING, STEEL, IRON & NON PRECIOUS
                                                                       METALS - 1.86%
                                                                       Ryerson, Inc.                                          55,250
                                                                       Steel Dynamics, Inc.                                  602,000
                                                                       T H I Acquisition, Inc.                             2,412,842
                                                                       Tube City IMS Corporation                           1,335,000
                                                                                                                      --------------
                                                                                                                           4,405,092
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

September 30, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
NATURAL RESOURCES - 1.19%                                              TECHNOLOGY - 1.97%
Appleton Papers, Inc.                          $      263,250          Compucom Systems, Inc.                         $    1,193,675
Cenveo Corporation                                  1,094,000          EnerNOC, Inc.                                         480,810
Intrepid Potash, Inc.                                  10,848          Smart Source Holdings LLC                           2,997,071
Range Resources Corporation                            47,250                                                         --------------
Rock-Tenn Co.                                       1,091,125                                                              4,671,556
SandRidge Energy, Inc.                                309,600                                                         --------------
                                               --------------          TELECOMMUNICATIONS - 2.23%
                                                    2,816,073          All Current Holding Company                         1,231,511
                                               --------------          Cincinnati Bell, Inc.                                 957,000
OIL & GAS - 3.09%                                                      Intelsat Bermuda Ltd.                               1,269,450
Atlas Pipeline Partners                               184,000          ITC^DeltaCom, Inc.                                    348,399
Basic Energy Services                                 200,250          Stratos Global                                        560,625
Brigham Exploration Co.                             1,002,000          Time Warner Telecom Holdings                          925,000
Chaparral Energy, Inc.                              1,185,000                                                         --------------
Clayton Williams Energy, Inc.                         656,250                                                              5,291,985
Delta Petroleum Corporation                           521,250                                                         --------------
Mariner Energy, Inc.                                  929,500          TRANSPORTATION - 1.89%
North American Energy Partners                      1,071,800          NABCO, Inc.                                           381,037
Total E & S, Inc.                                   1,572,166          Quality Distribution, Inc.                            272,500
                                               --------------          Tangent Rail Corporation                            3,828,547
                                                    7,322,216                                                         --------------
                                               --------------                                                              4,482,084
PHARMACEUTICALS - 1.32%                                                                                               --------------
CorePharma LLC                                      2,549,564          UTILITIES - 2.70%
Enzymatic Therapy, Inc.                               581,151          Dynegy Holdings, Inc.                                 709,600
                                               --------------          El Paso Corporation                                   829,400
                                                    3,130,715          Inergy LP                                             432,400
                                               --------------          Intergen NV                                           750,000
PUBLISHING/PRINTING - 1.31%                                            Markwest Energy Operating Co.                         973,750
Newark Group, Inc.                                    297,500          N R G Energy, Inc.                                    157,500
Quebecor Media, Inc.                                1,203,125          Petrohawk Energy Corporation                        1,410,000
Scholastic Corporation                              1,266,834          TXU Energy Company LLC                              1,128,125
Sheridan Acquisition Corporation                      333,750                                                         --------------
                                               --------------                                                              6,390,775
                                                    3,101,209                                                         --------------
                                               --------------          WASTE MANAGEMENT / POLLUTION - 2.99%
RETAIL STORES - 1.29%                                                  Terra Renewal LLC                                   3,562,441
Neiman Marcus Group, Inc.                             837,500          Torrent Group Holdings, Inc.                        2,432,229
Olympic Sales, Inc.                                   265,814          Waste Services, Inc.                                1,078,000
Rental Service Corporation                          1,136,250                                                         --------------
United Rentals, Inc.                                  826,563                                                              7,072,670
                                               --------------                                                         --------------
                                                    3,066,127          TOTAL CORPORATE RESTRICTED AND
                                               --------------          PUBLIC SECURITIES - 107.88%                    $  255,532,488
                                                                                                                      ==============



See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
34

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MassMutual Corporate Investors
(Unaudited)

1. HISTORY

   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

   On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"), or pursuant to a transaction that is exempt from registration under the 1933 Act.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust,

--------------------------------------------------------------------------------

(Unaudited)

   including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $182,736,023 (77.14% of net assets) as of September 30, 2008 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2008, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the nine months ended September 30, 2008, the MMCI Subsidiary Trust has not accrued any income tax expense.

   In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - An interpretation of FASB Statement No. 109 ("FIN 48"). Management has analyzed the Trust's tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Trust's financial statements. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

   E. DISTRIBUTIONS TO SHAREHOLDERS:

   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:

   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains

--------------------------------------------------------------------------------
36

(Unaudited)                                       MassMutual Corporate Investors

   with Citibank. All credit balances, if any, used to reduce the Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the nine months ended September 30, 2008, there were no credit balances used to reduce custodian fees.

3. INVESTMENT SERVICES CONTRACT

   A. SERVICES:

   Under an Investment Services Contract (the "Contract") with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   B. Fee:

   For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE:

   MassMutual holds the Trust's $30,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust on November 15, 2007. The Note, is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2008, the Trust incurred total interest expense on the Note of $1,188,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT:

   The Trust's $25,000,000 revolving credit agreement (the "Revolver") with The Royal Bank of Scotland PLC matured on May 31, 2008.

   For the nine month period ended September 30, 2008, the Trust incurred total expense on the Revolver of $15,574. The expense was incurred on the undrawn portion of the Revolver from January 1, 2008 to the maturity date on May 31, 2008.

5. PURCHASES AND SALES OF INVESTMENTS

                                                    FOR THE NINE
                                                    MONTHS ENDED
                                                     9/30/2008
                                               COST OF       PROCEEDS FROM
                                             INVESTMENTS        SALES OR
                                              ACQUIRED         MATURITIES
                                              --------         ----------
   Corporate restricted securities          $ 49,269,414      $ 41,499,748
   Corporate public securities                26,289,994        21,446,889

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of September 30, 2008. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2008 is $28,189,507 and consists of $13,948,039 appreciation and $42,137,546 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                  March 31, 2008
                                               Amount       Per Share
                                               ------       ---------
   Investment income                        $ 6,551,682
   Net investment income                      5,208,711       $ 0.56
   Net realized and unrealized
      loss on investments (net of taxes)     (7,409,784)       (0.80)


                                                  June 30, 2008
                                               Amount       Per Share
                                               ------       ---------
   Investment income                        $ 5,878,119
   Net investment income                      4,557,413       $ 0.49
   Net realized and unrealized
      loss on investments (net of taxes)     (3,210,632)       (0.35)


                                                 September 30, 2008
                                               Amount       Per Share
                                               ------       ---------
   Investment income                        $ 7,783,534
   Net investment income                      6,492,880       $ 0.70
   Net realized and unrealized
      loss on investments (net of taxes)    (11,520,796)       (1.24)

--------------------------------------------------------------------------------

(unaudited)

7. FAIR VALUE MEASUREMENTS

   Effective January 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values, and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity's financial performance.

   Various inputs are used in determining the value of the Trust's investments. Using the hierarchy established under FAS 157, these inputs are summarized in the three broad levels listed below:

   Level 1: quoted prices in active markets for identical securities

   Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2008:

   ASSETS                      TOTAL        LEVEL 1     LEVEL 2        LEVEL 3
   -----------------------------------------------------------------------------
   Restricted Securities   $192,851,398   $    --     $10,115,375   $182,736,023
   Public Securities         62,681,090    4,085,498   58,591,992          3,600
   Short-term Securities      5,305,565        --       5,305,565            --
   -----------------------------------------------------------------------------
   TOTAL                   $260,838,053   $4,085,498  $74,012,932   $182,739,623

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                          RESTRICTED      PUBLIC     SHORT-TERM
   ASSETS                 SECURITIES    SECURITIES   SECURITIES       TOTAL
   -----------------------------------------------------------------------------
   Beginning balance
     at 12/31/2007       $175,656,605   $ 74,700    $     --      $175,731,305

   Total gains or losses
   (realized/unrealized)
   included in earnings*   (8,590,964)   (71,100)         --        (8,662,064)

   Purchases, sales,
    issuances &
    settlements (net)      15,670,382       --            --        15,670,382
   -----------------------------------------------------------------------------
   ENDING BALANCE
     at 9/30/08          $182,736,023   $  3,600    $     --      $182,739,623

* The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to Level 3 assets still held at 9/30/08 is $(11,306,746).

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                                                  MassMutual Corporate Investors

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.

MEMBERS OF THE BOARD OF                        OFFICERS
TRUSTEES
                                               Roger W. Crandall
Donald Glickman                                Chairman

Robert E. Joyal                                Clifford M. Noreen
                                               President
William J. Barrett
                                               James M. Roy
Michael H. Brown*                              Vice President & Chief
                                               Financial Officer
Donald E. Benson*
                                               Patricia J. Walsh
Dr. Corine T. Norgaard*                        Vice President, Secretary
                                               & Chief Legal Officer
Roger W. Crandall
                                               Jill A. Fields
Martin T. Hart                                 Vice President

Maleyne M. Syracuse                            Michael P. Hermsen
                                               Vice President
*Member of the Audit Committee
                                               Mary Wilson Kibbe
                                               Vice President

                                               Michael L. Klofas
                                               Vice President

                                               Richard E. Spencer, II
                                               Vice President

                                               Daniel J. Florence
                                               Treasurer

                                               John T. Davitt, Jr.
                                               Comptroller

                                               Melissa M. LaGrant
                                               Chief Compliance Officer

MassMutual
Corporate Investors

































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